Geographical information (Tables)	12 Months Ended
Dec. 31, 2017
Minco Silver Corp [Member]
Disclosure of geographical areas [line items]
Disclosure detailed information about of geographical areas [Text Block]
The Company’s business of exploration and development of mineral interests is considered as operating in one segment. The geographical division of the Company’s assets is as follows:

December 31, 2017	Canada	China	Total
	$	$	$
Current assets	16,519,308	31,783,440	48,302,748
Non-current assets	4,964	61,302,287	61,307,251

December 31, 2016	Canada	China	Total
	$	$	$
Current assets	20,946,132	31,566,620	52,512,752
Non-current assets	8,588	59,428,603	59,437,191